Acquisition of Netmotion (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure of detailed information about business combination [abstract]
Disclosure of detailed information about business combination
The fair values of assets acquired and liabilities assumed at the acquisition date are as follows:

Trade and other receivables(1)	$11,509
Income tax receivable	1,139
Prepaid expenses and other	1,291
Property and equipment	1,958
Right-of-use assets	2,484
Goodwill	239,655
Intangible assets	135,600
Other non-current assets	651
Total assets	$394,287

Trade and other payables	$(4,159)
Income tax payable	(112)
Deferred revenue – current	(12,446)
Lease liability – current	(744)
Deferred revenue – non-current	(3,041)
Lease liability – non-current	(1,740)
Deferred tax liability	(30,037)
Total liabilities	$(52,279)

Total net assets acquired	$342,008
(1)The gross contractual trade receivables acquired is $11,566,000, of which the amount not expected to be collected is $57,000.

The fair values and estimated useful lives of the acquired identifiable intangible assets are as follows:

	Fair value	Useful life
Developed technology	$63,500	6 years
Customer contracts and relationships	71,800	10 years
Trade name	300	6 months
	$135,600